Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) Basis_points	Jun. 30, 2021 ZAR (R) Basis_points	Oct. 01, 2020	Jun. 30, 2020 ZAR (R)
Disclosure of fair value measurement of assets [line items]
Assets	R 46,808	R 48,803		R 44,692
Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.20%	10.30%	10.60%
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	R 75	R 74
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	292	252
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	148	177
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	656	1,799
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,162	1,391
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(11)	(212)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (356)	R (417)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.20%	10.30%
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	9.30%	7.90%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	99	74
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	99	74
Fair value model [member] | AngloGold Ashanti | Contingent consideration liability
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	7.60%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	7.60%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings	R 251	R 208
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings	R 189	R 183